ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated September 8, 2017,
 to the Prospectus dated May 1, 2017, as supplemented June 26, 2017

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Average Annual Total Returns chart on page 39 of the prospectus, reflecting the returns for the AZL® Morgan Stanley Global Real Estate Fund, Class 1 and Class 2, is replaced with the following:
Average Annual Total Returns
	One Year Ended December 31, 2016	Five Years Ended December 31, 2016	Ten Years Ended December 31, 2016 (Class 2)	Since Inception (Class 1 – 10/14/2016)
AZL® Morgan Stanley Global Real Estate Fund (Class 1)	N/A	N/A	N/A	0.50%
AZL® Morgan Stanley Global Real Estate Fund (Class 2)	3.14%	9.14%	1.57%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index*	4.99%	10.33%	2.23%	-0.54%
*	Reflects no deduction for fees, expenses, or taxes.
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AZL-002-0517

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated September 8, 2017,
 to the Prospectus dated May 1, 2017, as supplemented June 26, 2017

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Average Annual Total Returns chart on page 19 of the prospectus, reflecting the returns for the AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2, is replaced with the following:
Average Annual Total Returns
	One Year Ended December 31, 2016	Five Years Ended December 31, 2016	Ten Years Ended December 31, 2016 (Class 2)	Since Inception (Class 1 – 5/6/2007)
AZL® MSCI Emerging Markets Equity Index Fund (Class 1)	10.21%	1.73%	N/A	0.08%
AZL® MSCI Emerging Markets Equity Index Fund (Class 2)	9.89%	1.46%	0.74%	N/A
MSCI Emerging Markets Index*	11.60%	1.64%	2.17%	1.25%
*	Reflects no deduction for fees, expenses, or taxes.

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AZL-003-0517